Revised Consolidated Financial Statements Information - Schedule of Consolidated Results of Operations and Consolidated Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Depreciation and amortization		$ 29,086	$ 29,113
Impairment charges		5,159
Gain on debt extinguishment			37,878
Interest income		201,833	178,482
Total interest expense		59,360	41,893
Net interest income		142,473	136,589
Realized and unrealized losses, net of recoveries		119,868	122,541
Net interest income after losses and recoveries		22,605	14,048
Total noninterest (loss) income		26,351	75,126
Total expenses		180,776	173,629
Loss before provision (benefit) for income taxes		(137,384)	(84,455)
Provision (benefit) for income taxes		856	642
Net loss from continuing operations		(138,240)	(85,097)
Net loss from discontinued operations		(26,884)	(279,514)
Total net loss		$ (165,124)	$ (364,611)
Net loss per share attributable to common stockholders, continuing operations, basic (in Dollars per share)		$ (76.24)	$ (48.82)
Net loss per share attributable to common stockholders, continuing operations, diluted (in Dollars per share) (in Dollars per share)		(76.24)	(48.82)
Net loss per share attributable to common stockholders, discontinued operations, basic (in Dollars per share)		(14.83)	(160.35)
Net loss per share attributable to common stockholders, discontinued operations, diluted (in Dollars per share) (in Dollars per share)			(160.35)
Total net loss per share attributable to common stockholders, basic (in Dollars per share)		(91.07)	(209.17)
Total net loss per share attributable to common stockholders, diluted (in Dollars per share) (in Dollars per share)		$ (91.07)	$ (209.17)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in Shares)		1,813,168	1,743,128
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in Shares) (in Shares)		1,813,168	1,743,128
ASSETS
Cash and cash equivalents		$ 29,343	$ 135,585
Restricted cash		49,026	73,234
Accounts receivable, net of allowance
Finance receivables at fair value		503,848	348,670
Finance receivables held for sale, net		318,192	503,546
Inventory
Beneficial interests in securitizations
Prepaid expenses and other current assets
Finance receivables at fair value			348,670
Property and equipment, net		4,064	4,982
Intangible assets, net		104,869	131,892
Operating lease right-of-use assets		6,872	7,063
Interest Receivable			14,484
Other assets (including other assets of consolidated VIEs of $1.8 million)		35,472	59,429
Assets from discontinued operations		943	196,537
Total assets		1,066,696	1,475,422
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable			4,100
Accrued expenses
Vehicle floorplan
Warehouse credit facilities of consolidated VIEs			421,268
Current portion of long-term debt
Deferred revenue
Operating lease liabilities, current
Other current liabilities			1,400
Long-term debt, net of current portion		381,366	626,583
Operating lease liabilities, excluding current portion			10,459
Other long-term liabilities			61,321
Liabilities from discontinued operations		4,022	228,120
Total liabilities		1,097,641	1,347,751
Common stock, $0.001 par value; 500,000,000 shares authorized as of December 31, 2023; 1,791,286 shares issued and outstanding as of December 31, 2023		2	2
Additional paid-in-capital		2,094,889	2,088,381
Accumulated deficit		(2,125,836)	(1,960,712)
Total stockholders’ equity		(30,945)	127,671	$ 479,832
Total liabilities and stockholders’ equity		$ 1,066,696	1,475,422
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue			893,203
Total cost of sales			731,256
Total gross profit			161,947
Selling, general and administrative expenses			340,657
Depreciation and amortization			42,769
Impairment charges			48,748
Loss from operations			(270,227)
Gain on debt extinguishment			(37,878)
Interest expense			45,445
Interest income			(21,158)
Other loss (income), net			108,289
Loss before provision (benefit) for income taxes			(364,925)
Provision (benefit) for income taxes			615
Total net loss			$ (365,540)
Total net loss per share attributable to common stockholders, basic (in Dollars per share)			$ (209.7)
Total net loss per share attributable to common stockholders, diluted (in Dollars per share) (in Dollars per share)			$ (209.7)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in Shares)			1,743,128
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in Shares) (in Shares)			1,743,128
ASSETS
Cash and cash equivalents			$ 135,585
Restricted cash			73,234
Accounts receivable, net of allowance			9,139
Finance receivables at fair value			12,501
Finance receivables held for sale, net			503,546
Inventory			163,250
Beneficial interests in securitizations			4,485
Prepaid expenses and other current assets			50,899
Total current assets			952,639
Finance receivables at fair value			336,169
Property and equipment, net			24,132
Intangible assets, net			131,892
Operating lease right-of-use assets			7,063
Other assets (including other assets of consolidated VIEs of $1.8 million)			23,527
Total assets			1,475,422
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable			26,762
Accrued expenses			52,452
Vehicle floorplan			151,178
Warehouse credit facilities of consolidated VIEs			421,268
Current portion of long-term debt			172,410
Deferred revenue			14,025
Operating lease liabilities, current			8,737
Other current liabilities			9,974
Total current liabilities			856,806
Long-term debt, net of current portion			454,173
Operating lease liabilities, excluding current portion			25,183
Other long-term liabilities			17,109
Total liabilities			1,353,271
Common stock, $0.001 par value; 500,000,000 shares authorized as of December 31, 2023; 1,791,286 shares issued and outstanding as of December 31, 2023			2
Additional paid-in-capital			2,088,381
Accumulated deficit			(1,966,232)
Total stockholders’ equity			122,151
Total liabilities and stockholders’ equity			1,475,422
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue
Total cost of sales
Total gross profit
Selling, general and administrative expenses			(929)
Loss from operations			929
Gain on debt extinguishment
Other loss (income), net
Loss before provision (benefit) for income taxes			929
Total net loss			929
ASSETS
Total current assets
Total assets
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable			(4,138)
Other current liabilities			(1,382)
Total current liabilities			(5,520)
Total liabilities			(5,520)
Accumulated deficit			5,520
Total stockholders’ equity			5,520
Total liabilities and stockholders’ equity
Discontinued Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue			(687,215)
Total cost of sales			(692,037)
Total gross profit			4,822
Selling, general and administrative expenses			(205,977)
Depreciation and amortization			(13,656)
Impairment charges			(48,748)
Loss from operations			273,203
Gain on debt extinguishment
Interest expense			(19,556)
Interest income			13,218
Other loss (income), net
Loss before provision (benefit) for income taxes			279,541
Provision (benefit) for income taxes			27
ASSETS
Accounts receivable, net of allowance			(4,413)
Inventory			(163,250)
Prepaid expenses and other current assets			(8,818)
Total current assets			(176,481)
Property and equipment, net			(19,150)
Other assets (including other assets of consolidated VIEs of $1.8 million)			(906)
Assets from discontinued operations			196,537
Total assets
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable			(6,439)
Accrued expenses			(27,133)
Vehicle floorplan			(151,178)
Warehouse credit facilities of consolidated VIEs
Current portion of long-term debt
Deferred revenue			(14,025)
Operating lease liabilities, current			(6,105)
Other current liabilities			(5,884)
Total current liabilities			(210,764)
Long-term debt, net of current portion
Operating lease liabilities, excluding current portion			(17,356)
Other long-term liabilities
Liabilities from discontinued operations			228,120
Total liabilities
Total stockholders’ equity
Total liabilities and stockholders’ equity
Presentation Reclasses [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue	[1]		(205,988)
Total cost of sales	[1]		(39,219)
Total gross profit	[1]		(166,769)
Selling, general and administrative expenses	[1]		(133,751)
Depreciation and amortization	[1]		(29,113)
Loss from operations	[1]		(3,905)
Gain on debt extinguishment	[1]		37,878
Interest expense	[1]		(25,889)
Interest income	[1]		7,940
Other loss (income), net	[1]		(108,289)
Interest income	[1]		178,482
Total interest expense	[1]		41,893
Net interest income	[1]		136,589
Realized and unrealized losses, net of recoveries	[1]		122,541
Net interest income after losses and recoveries	[1]		14,048
Total noninterest (loss) income	[1]		75,126
Total expenses	[1]		173,629
Loss before provision (benefit) for income taxes	[1]		(84,455)
ASSETS
Accounts receivable, net of allowance	[1]		(4,726)
Finance receivables at fair value	[1]		(12,501)
Beneficial interests in securitizations	[1]		(4,485)
Prepaid expenses and other current assets	[1]		(42,081)
Total current assets	[1]		(63,793)
Finance receivables at fair value	[1]		12,501
Interest Receivable	[1]		14,484
Other assets (including other assets of consolidated VIEs of $1.8 million)	[1]		36,808
Total assets	[1]
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	[1]		(16,185)
Accrued expenses	[1]		(25,319)
Current portion of long-term debt	[1]		(172,410)
Operating lease liabilities, current	[1]		(2,632)
Other current liabilities	[1]		(2,708)
Total current liabilities	[1]		(219,254)
Long-term debt, net of current portion	[1]		172,410
Operating lease liabilities, excluding current portion	[1]		2,632
Other long-term liabilities	[1]		44,212
Total liabilities	[1]
Total stockholders’ equity	[1]
Total liabilities and stockholders’ equity	[1]

[1]	Reflects revised presentation as a result of the Ecommerce Wind-Down.